VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Austria : 0.6%
Verbund AG 12,233 $ 996,586
Underline
Brazil : 1.8%
Centrais Eletricas Brasileiras
SA (ADR) † 237,652 1,737,236
Cia Energetica de Minas
Gerais (ADR) † 393,527 952,336
Cia Paranaense de Energia
(ADR) † 29,347 257,373
2,946,945
Canada : 2.3%
Ballard Power Systems, Inc.
(USD) * † 96,024 352,408
Boralex, Inc. 31,482 679,471
Canadian Solar, Inc. (USD) *
† 17,361 427,254
Innergex Renewable Energy,
Inc. † 50,220 377,764
Northland Power, Inc. † 95,725 1,566,152
TransAlta Renewables, Inc. 40,371 366,982
3,770,031
Chile : 0.5%
Enel Americas SA * 7,303,226 834,030
Underline
China : 19.7%
BYD Co. Ltd. (HKD) 338,000 10,412,657
China Everbright
Environment Group Ltd.
(HKD) 1,208,000 415,062
China Longyuan Power
Group Corp. Ltd. (HKD) 669,000 580,140
Daqo New Energy Corp.
(ADR) * † 22,209 672,267
GCL Technology Holdings
Ltd. (HKD) 7,657,000 1,419,542
JinkoSolar Holding Co. Ltd.
(ADR) * † 13,797 419,015
Li Auto, Inc. (ADR) * † 236,462 8,429,870
NIO, Inc. (ADR) * 489,001 4,420,569
Xinyi Solar Holdings Ltd.
(HKD) 2,256,000 1,676,830
XPeng, Inc. (ADR) * 196,117 3,600,708
Zhejiang Leapmotor
Technologies Ltd. (HKD)
144A * † 216,200 957,502
33,004,162
Denmark : 7.4%
Orsted AS 144A 71,545 3,898,492
ROCKWOOL International
A/S 2,906 703,460
Vestas Wind Systems A/S * 362,837 7,774,892
12,376,844
France : 0.5%
Neoen SA 144A 29,342 854,499
Underline
Germany : 0.7%
Encavis AG * 45,676 641,906
Nordex SE * † 47,396 582,336
1,224,242
Number
of Shares Value
Ireland : 1.9%
Kingspan Group Plc 43,357 $ 3,242,634
Underline
Italy : 6.8%
Enel SpA 1,781,552 10,941,299
ERG SpA 21,035 507,243
11,448,542
Japan : 0.5%
Horiba Ltd. 13,984 756,582
Underline
New Zealand : 2.2%
Contact Energy Ltd. † 279,062 1,347,874
Mercury NZ Ltd. † 251,822 922,440
Meridian Energy Ltd. † 478,710 1,475,892
3,746,206
Norway : 0.3%
NEL ASA * 632,099 493,659
Underline
Portugal : 1.1%
EDP Renovaveis SA * 112,308 1,841,924
Underline
South Korea : 4.9%
Hanwha Solutions Corp. *∞ 35,105 773,983
Samsung SDI Co. Ltd. 19,762 7,468,306
8,242,289
Spain : 8.3%
Acciona SA † 9,336 1,190,672
Atlantica Sustainable
Infrastructure Plc (USD) 23,283 444,705
Iberdrola SA 1,095,340 12,268,154
13,903,531
Sweden : 2.1%
Nibe Industrier AB 525,962 3,458,022
Underline
Switzerland : 0.4%
Landis+Gyr Group AG 8,091 584,298
Underline
Taiwan : 0.4%
Simplo Technology Co. Ltd. 59,000 613,320
Underline
Thailand : 0.6%
Energy Absolute PCL (NVDR) 705,300 984,790
Underline
United Kingdom : 1.0%
Drax Group Plc 122,943 658,455
Johnson Matthey Plc 50,649 1,003,082
1,661,537
United States : 36.0%
Array Technologies, Inc. * † 42,851 950,864
Badger Meter, Inc. 7,096 1,020,901
Bloom Energy Corp. * † 50,690 672,149
Brookfield Renewable Corp. 46,883 1,122,379
ChargePoint Holdings, Inc. *
† 108,235 537,928
EnerSys 12,107 1,146,170
Enphase Energy, Inc. * 40,225 4,833,034
First Solar, Inc. * 30,707 4,961,944
Fisker, Inc. * † 57,411 368,579
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 31,238 662,245
Installed Building Products,
Inc. 6,554 818,529
Lucid Group, Inc. * † 345,321 1,930,344

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United States (continued)
NextEra Energy, Inc. 218,136 $ 12,497,011
Ormat Technologies, Inc. † 15,042 1,051,737
Owens Corning 25,821 3,522,243
Plug Power, Inc. * † 166,197 1,263,097
QuantumScape Corp. * † 120,738 807,737
Rivian Automotive, Inc. * † 177,814 4,317,324
SolarEdge Technologies,
Inc. * † 19,251 2,493,197
Sunnova Energy
International, Inc. * † 22,195 232,382
Sunrun, Inc. * † 54,212 680,903
Tesla, Inc. * 56,881 14,232,764
60,123,461
Total Common Stocks
(Cost: $216,111,665) 167,108,134
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.2%
Money Market Fund: 4.2%
(Cost: $7,096,895)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 7,096,895 $ 7,096,895
Total Investments: 104.2%
(Cost: $223,208,560) 174,205,029
Liabilities in excess of other assets: (4.2)% (6,997,204)
NET ASSETS: 100.0% $ 167,207,825
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $26,422,857.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $5,710,493, or 3.4% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Utilities 36.6% $ 61,229,923
Consumer Discretionary 30.1 50,296,583
Information Technology 16.4 27,346,490
Industrials 15.4 25,795,827
Materials 1.1 1,777,065
Financials 0.4 662,246
100.0% $ 167,108,134